PREFERRED SHARES (Tables)	12 Months Ended
Dec. 31, 2012
PREFERRED SHARES
Schedule of preferred shares

at December 31	Number of Shares Authorized and Outstanding	Dividend Rate per Share	Redemption Price per Share	2012	2011

	(thousands)			(millions of Canadian dollars)[1]	(millions of Canadian dollars)[1]
Cumulative First Preferred Shares
Series 1	22,000	$1.15	$25.00	539	539
Series 3	14,000	$1.00	$25.00	343	343
Series 5	14,000	$1.10	$25.00	342	342

				1,224	1,224

[1]
Net of underwriting commissions and deferred income taxes.